BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
BUSINESS
BUSINESS AND BASIS OF PRESENTATION

1. BUSINESS AND BASIS OF PRESENTATION

Global Cash Access Holdings, Inc. (“Holdings”) is a holding company, the principal assets of which are the issued and outstanding capital stock of each of Global Cash Access, Inc. (“GCA”) and Multimedia Games Holding Company, Inc. (“Multimedia Games”).  Unless otherwise indicated, the terms the “Company,” “we,” “us” and “our” refer to Holdings together with its consolidated subsidiaries.

GCA is dedicated to providing integrated gaming payments solutions, video and mechanical reel gaming content and technology solutions, as well as compliance and efficiency software.  The Company’s Payments business provides: (a) access to cash at gaming facilities via Automated Teller Machine ("ATM") cash withdrawals, credit card cash access transactions, point-of-sale ("POS") debit card transactions, and check verification and warranty services; (b) fully integrated gaming industry kiosks that provide cash access and related services; (c) products and services that improve credit decision making, automate cashier operations and enhance patron marketing activities for gaming establishments; (d) compliance, audit and data solutions; and, (e) online payment processing solutions for gaming operators in States that offer intra-state, Internet-based gaming and lottery activities. The Company’s Games business, under the Multimedia Games brand, provides: (a) comprehensive content, electronic gaming units and systems for Native American and commercial casinos, including the award-winning TournEvent® slot tournament solution; and, (b) the central determinant system for the video lottery terminals (“VLTs”) installed at racetracks in the State of New York.